Document and Entity Information	Oct. 16, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2020
Entity Registrant Name	First Citizens BancShares, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16715
Entity Tax Identification Number	56-1528994
Entity Address, Address Line One	4300 Six Forks Road
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27609
City Area Code	919
Local Phone Number	716-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000798941
Class A Common Stock, Par Value $1 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, Par Value $1
Trading Symbol	FCNCA
Security Exchange Name	NASDAQ
Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 5.375% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	FCNCP
Security Exchange Name	NASDAQ